TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	$ 299	$ 1,164	$ 1,325
Service delivery expense	171	509	610
Due from related parties	108	1,755
Due to related parties	2,595	4,275
Outstanding balances repaid		1,614
Related Entity [Member] | BPO Solutions, Inc [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	0	0
Service delivery expense	0	0
Due from related parties	0	0
Due to related parties	2,459	3,610
Related Entity [Member] | Alert Communications, Inc. [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	60	113	164
Service delivery expense	0	0	0
Due from related parties	0	696
Due to related parties	0	0
Related Entity [Member] | TRG Marketing Services, Inc. [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		0
Service delivery expense		0
Due from related parties		19
Due to related parties		0
Related Entity [Member] | Afiniti International Holdings Limited [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	63	56	53
Service delivery expense	19	27	48
Due from related parties	0	0
Due to related parties	124	168
Related Entity [Member] | TRG Holdings, LLC [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		0
Service delivery expense		0
Due from related parties		0
Due to related parties		122
Related Entity [Member] | Third Party Lessor [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	176	201	310
Service delivery expense	152	405	489
Due from related parties	95	87
Due to related parties	12	97
Related Entity [Member] | 3rd Party Client and Internet Services Provider [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		679	764
Service delivery expense		77	73
Due from related parties		638
Due to related parties		278
Related Entity [Member] | TRG (Private) Limited [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		0
Service delivery expense		0
Due from related parties		121
Due to related parties		0
Related Entity [Member] | Etelequote [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		115	34
Service delivery expense		0	$ 0
Due from related parties		18
Due to related parties		0
Parent [member] | The Resource Group International Limited [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue		0
Service delivery expense		0
Due from related parties		163
Due to related parties		0
Officers [Member] | IBEX Limited Executive Leadership [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	0	0
Service delivery expense	0	0
Due from related parties	13	13
Due to related parties	$ 0	$ 0